INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance	$ 1,976,000	$ 483,000
Open tax year	2021
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 48,200,000	42,700,000
Domestic Tax Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax credit carryforward amount	679,000	626,000
Domestic Tax Jurisdiction [Member] | Expire in 2026 [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	21,750,000
Domestic Tax Jurisdiction [Member] | Indefinite Life Carryforwards [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	26,444,000	20,945,000
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	44,570,000	40,367,000
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax credit carryforward amount	$ 425,000	$ 406,000